Profit for the Year/Period (Tables)	12 Months Ended
Oct. 31, 2024
Profit for the Year/Period [Abstract]
Schedule of Profit for the Year/Period Has Been Arrived at After Charging

Profit for the year/period has been arrived at after charging:

	Year ended October 31,	Six months ended October 31,	Year ended April 30,
	2024	2023	2023	2022
	US$	US$	US$	US$
Staff costs
Salaries, allowances and other benefits	4,991	2,997	9,735	9,125
Retirement benefit scheme contributions (note)	66	77	133	168
Share of losses of joint ventures (including in other expenses)	1,363	1,366	404	—
Cost of hotel operations and related expenses (included in other expenses)	8,331	3,644	1,505	—
Depreciation and amortization	5,642	1,441	1,312	846

Note:	The Group operates a Mandatory Provident Fund Scheme and Central Provident Fund Scheme for all qualifying employees in Hong Kong and Singapore, respectively. The assets of the schemes are held separately from those of the Group, in funds under the control of trustees.